Embarcadero Funds

SUPPLEMENT DATED JUNE 8, 2009 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2009

This Supplement updates certain information contained in the Embarcadero Funds’ Prospectus and Statement of Additional Information dated April 27, 2009.  You should retain this Supplement and the Prospectus for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling 1-800-228-2121.

New Developments and Important News for Shareholders

On June 5, 2009, shareholders of the Post-Venture Fund and Technology Fund voted to approve several important changes, including new advisory agreements with Van Wagoner Capital Management, Inc. (“VWCM”) and new subadvisory agreements with several different subadvisers, as noted below.  The new advisory and subadvisory agreements will be effective shortly, and VWCM (and the subadvisers) will begin to receive advisory fees in accordance with the advisory agreements approved by shareholders.  The Funds’ fee tables have been restated below to reflect the new advisory fees payable to VWCM.  Note that the Funds’ expenses will be limited by an agreement the Board has reached with VWCM, as illustrated in the fee tables below (see page 2 for the former Post-Venture Fund and page 3 for the former Technology Fund).

A description of the Funds’ new investment programs appears below, with information about the Post-Venture Fund’s investment program beginning on page 4 and information about the Technology Fund’s investment program beginning on page 14.  Information about each of the subadvisers and the portfolio managers who would be responsible for managing the Funds also appears below, beginning on page 24.

Also, each Fund’s name will change:  Post-Venture Fund will be renamed Absolute Return Fund (ticker EMARX) and Technology Fund will be renamed Market Neutral Fund (ticker ENMNX).

Finally, the minimum amounts to initially invest in each Fund will increase to $10,000.  Additional investment minimums have also been increased to $1,000.

In addition, shareholders of each Fund approved:

•

Subject to the provision of relief by the Securities and Exchange Commission, a “manager of managers” structure

•

Reclassification of their Fund from a diversified fund to a non-diversified fund

•

Elimination of the fundamental investment policy on industry concentration

www.embarcaderomutualfunds.com.

Information About the Funds’ Expenses

The tables below show, by Fund, the Fund’s Annual Fund Operating Expenses, reflecting the new advisory agreements approved by shareholders and VWCM’s expense limit, as described below.  These tables supersede information about the Funds’ fees and expenses appearing in the Prospectus.  Annual Fund Operating Expenses are expenses that cover the cost of operating the Fund and are paid out of Fund assets.  These expenses are borne indirectly by all shareholders.

Each table is followed by examples showing the cost of investing in the Fund based on the Annual Fund Operating Expenses shown in the fee table.  The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Absolute Return Fund

(formerly Post-Venture Fund)

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	2.00%
Distribution (12b-1) Fees(1)	0.25%
Dividend Expense on Short Sales(2)	1.50%
Other Expenses	12.13%
Acquired Fund Fees and Expenses(3)	3.90%
Total Annual Fund Operating Expenses	19.78%
Waiver/Expense Reimbursement(4)	9.39%
Net Annual Fund Operating Expenses(4)	10.39%

(1)

The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund’s daily average net assets.

(2)

Estimated.  When the Fund sells a security short, it borrows the security from a lender and then sells the security in the general market.  The Fund is obligated to pay any dividend declared during the duration of the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the dividend as an expense.  Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction costs or capital expenditures related to the on-going management of the Fund’s portfolio.

(3)

“Acquired Fund Fees and Expenses” are estimated fees and expenses charged by the funds in which the Fund, under its new investment program, invests.

(4)

VWCM has agreed to waive all or a portion of any advisory fees it may earn from the Fund, or to reimburse expenses, as necessary, in order to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and extraordinary items such as litigation) from exceeding 4.99% of the Fund’s average daily net assets.  The expense limit agreement will remain in effect through April 30, 2010.  Net Annual Fund Operating Expenses shown above include estimated dividend expense on short sales and estimated acquired fund fees and expenses, which are not subject to the expense limit.

Example:  Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $1,011

3 Years: $4,221

5 Years: $6,552

10 Years: $9,957

Market Neutral Fund

(formerly Technology Fund)

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.75%
Distribution (12b-1) Fees(1)	0.25%
Dividend Expense on Short Sales(2)	1.50%
Other Expenses	12.96%
Acquired Fund Fees and Expenses(3)	1.25%
Total Annual Fund Operating Expenses	17.71%
Waiver/Expense Reimbursement(4)	9.97%
Net Annual Fund Operating Expenses(4)	7.74%

(1)

The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund’s daily average net assets.

(2)

Estimated.  When the Fund sells a security short, it borrows the security from a lender and then sells the security in the general market.  The Fund is obligated to pay any dividend declared during the duration of the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the dividend as an expense.  Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction costs or capital expenditures related to the on-going management of the Fund’s portfolio.

(3)

“Acquired Fund Fees and Expenses” are estimated fees and expenses charged by the funds in which the Fund, under its new investment program, invests.

(4)

VWCM has agreed to waive all or a portion of any advisory fees it may earn from the Fund, or to reimburse expenses, as necessary, in order to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and extraordinary items such as litigation) from exceeding 4.99% of the Fund’s average daily net assets.  The expense limit agreement will remain in effect through April 30, 2010.  Net Annual Fund Operating Expenses shown above include estimated dividend expense on short sales and estimated acquired fund fees and expenses, which are not subject to the expense limit.

Example:  Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $763

3 Years: $3,784

5 Years: $6,086

10 Years: $9,720

Information About the Funds’ New Investment Programs

The following pages contain new information about the Funds’ new investment programs and supersede information about the Funds’ investment programs in the Prospectus.  Information about the Post-Venture Fund appears below on this page 4, with the main risks beginning on page 9; information about the Technology Fund appears below on page 14, with the main risks beginning on page 19.

Fund:

POST-VENTURE FUND

New Name:

EMBARCADERO ABSOLUTE RETURN FUND

Adviser:

VWCM

Potential Subadvisers:

AlphaStream Capital Management LLC

Nakoma Capital Management, LLC

Nicholas Investment Partners, L.P.

Sage Capital Management, LLC

Simran Capital Management LLC

Sunnymeath Asset Management, Inc.

Ten Asset Management

TWIN Capital Management, Inc.

SSI Investment Management, Inc.

Zacks Investment Management

Investment Objective:

Long-term capital appreciation seeking absolute returns and low correlation to traditional market indices.

Investment Program:

Main Strategies:

VWCM, the Fund’s investment adviser, believes that there are important benefits from investing through skilled money managers whose strategies, when combined, seek to provide enhanced risk-adjusted returns, lower volatility and lower sensitivity to traditional financial market indices.  Based on this belief, the Fund will pursue its objective by allocating assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a range of specialized investment strategies.  These investment strategies have not typically been available to mutual fund shareholders, and have in the past typically been available only to institutions, endowments and qualified (high net worth) individuals, often without the liquidity and relatively lower minimum investment requirements available to Fund shareholders.  VWCM will allocate Fund assets among the Subadvisers’ strategies that it believes offer the potential for attractive long-term investment returns and are expected to blend within the Fund’s portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets and other traditional market indices.  VWCM may also invest the Fund’s assets directly, as described below.

The strategies and investment techniques employed by the Subadvisers aim to produce absolute returns over a full market cycle while managing risk exposure.  They may attempt to exploit disparities or inefficiencies in markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations).  These strategies may have low correlation to traditional markets because they seek asymmetric investment opportunities that may present risks unrelated to traditional markets.

The Subadvisers may invest and trade in a wide range of instruments, markets and asset classes in the U.S. and outside the U.S., including emerging markets.  Investments may include equities and equity-related instruments, currencies, financial futures and forwards, certain options, swaps, private placements, fixed-income and other debt-related instruments and any other securities.  Equities and equity-related instruments include common stock, preferred stock, convertible securities, American Depositary Receipts, exchange-traded funds (“ETFs”), Rule 144A securities, warrants, rights, and certain equity derivatives.  Debt-related instruments include corporate bonds, defaulted or distressed debt securities, mezzanine investments, collateralized bond, debt or loan obligations, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy.  The Subadvisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities.  These securities can be rated investment grade, rated below investment grade, high yield securities (also called “junk bonds”), or unrated.

VWCM will be responsible for determining the portion of the Fund’s assets to be allocated to each Subadviser, or investing directly in securities, including mutual funds.  VWCM may exercise its discretion to make direct investments in order to invest the Fund’s assets pending allocation to a Subadviser, to hedge the Fund against exposures created by the Subadvisers, or to modify the Fund’s exposure to a particular investment or market-related risk.  VWCM intends to invest directly in mutual funds that follow strategies that complement the Subadvisers’ strategies, including mutual funds with the following characteristics:  strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles.  Over time, VWCM will target investing with 15 to 25 managers, including allocations to some or all of the Subadvisers noted below and to mutual funds advised by other managers.

When allocating assets among Subadvisers, VWCM reviews a range of qualitative and quantitative factors (e.g., investment process and statistical analysis) when evaluating each Subadviser.  VWCM may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.  VWCM will select Subadvisers from the following group of registered investment advisers.  There is no fixed or minimum allocation to any Subadviser; however, VWCM will limit allocations to any one Subadviser strategy to between 0% and 25% of total Fund assets.

AlphaStream Capital Management LLC

Nakoma Capital Management, LLC

Nicholas Investment Partners, L.P.

Sage Capital Management, LLC

Simran Capital Management LLC

Sunnymeath Asset Management, Inc.

Ten Asset Management

TWIN Capital Management, Inc.

SSI Investment Management, Inc.

Zacks Investment Management

In the future, VWCM and the Fund may remove Subadvisers from or add Subadvisers to this group.  Certain Subadvisers listed above also serve as subadviser to the Embarcadero Market Neutral Fund (formerly the Technology Fund), and the Fund may invest a portion of its assets in the Embarcadero Market Neutral Fund in order to gain exposure to these Subadvisers, rather than have these Subadvisers directly manage assets of the Fund.  In addition, VWCM may invest in mutual funds advised by some of the Subadvisers, rather than allocating assets for that Subadviser to manage directly.

The Subadvisers will use a wide variety of directional or market-neutral investment strategies, including a combination of the following investment strategies:

Long-Biased or Long-Only Equity Strategies seek to capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas.  These strategies are primarily managed for absolute return, which means that Subadvisers assess risk and opportunity on an absolute, as opposed to an index-relative, basis, by focusing on relatively few investments that the Subadviser believes are undervalued and either offer a margin of safety, or offer high growth opportunities.  Selective hedging through the use of short sales or options may be utilized to manage risk exposure.  These strategies may also focus on special situations or events, including distressed equities.

Long/Short Equity Market Neutral Strategies seek to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling those stocks that are considered to be overvalued.  Subadvisers intend to maintain approximately equal value exposure in long and short positions in order to offset the effects of general stock market movements.

Short-Biased Strategies focus on the practice of selling a security that the Fund does not own at the time of the sale.  Short selling is done with the intent of later purchasing the security at a lower price, seeking to profit from an expected decline in the price of a security.  Typically, the short-seller will borrow the securities to be sold, and later repurchase identical securities for return to the lender.  If the security price falls, the short-seller profits from having sold the borrowed securities for more than the subsequent payment for the securities.  However, if the security price rises, the short seller loses by having sold them for less than the price at which they must later be bought.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond.  Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  Some Subadvisers may also seek to hedge interest rate exposure.  Some Subadvisers may also employ leverage, which involves the use of debt to finance the purchase of investments and results in the Fund controlling more assets than it has equity.  The Fund may use certain derivatives to obtain greater leverage (with fewer assets) than would otherwise be achievable.  Certain strategies may maintain a sector- and market-neutral portfolio.  The average grade of bond in a portfolio is typically below investment grade, with individual ratings ranging from AA to CCC.

Other Relative Value or Arbitrage Strategies involve strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.  Arbitrage opportunities arise in the equity, credit and derivatives markets.  They may include, among other things, pairs trading, where the Subadviser takes long and short positions in securities of different companies in the same industry, convertible bond arbitrage, described above, merger arbitrage, described below, or fixed income or interest rate arbitrage, including interest rate swap arbitrage or U.S. or non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies seek to benefit from cyclical relationships between movements in certain market indices, sectors, security types, and other benchmarks that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short or Hedged Equity Strategies invest in securities that the Subadviser believes to be undervalued or to offer high growth opportunities, while also seeking to minimize overall market risk to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  Subadvisers may also use derivatives, including options, financial futures and options on futures.  Long and short positions may not be maintained in equal amounts and, thus the Subadviser may not seek to neutralize general market risks.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk) bonds and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt.  Long/short credit strategies are similar to the long/short equity strategies described above, but involve the credit markets instead of equity markets.  A Subadviser using this strategy seeks to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Subadviser may invest in debt securities that fall below investment grade debt —commonly referred to as “junk bonds.”  The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage-related securities (“Mortgage-Related Securities”).  Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing Treasury futures to hedge interest-rate risk.  Mortgage-Related Securities may also include securities rated below investment grade or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations, and special situation investments, such as distressed corporate or sub-prime mortgage securities.  Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings, to those attempting to restructure out of court, to those that are healthy but have short-term cash flow or liquidity problems.  Strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

Event-Driven Strategies seek to capture price movements generated by anticipated corporate events, such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.  Event-driven strategies can involve distressed securities, as described above, or other special situation investments.  Special situation securities include the securities of a company or companies undergoing a restructuring or reorganization or engaged in a corporate transaction, such as a leveraged buy-out or merger.  Merger arbitrage, sometimes called risk arbitrage, involves investing in both long and short positions in securities involved in an announced merger deal.  In a cash merger, an acquirer proposes to purchase the shares of the target for a certain price in cash. Until the acquisition is completed, the stock of the target typically trades below the purchase price.  An arbitrageur buys the stock of the target and makes a gain if the acquirer ultimately buys the stock.  In a stock-for-stock merger, the acquirer proposes to buy the target by exchanging its own stock for the stock of the target.  An arbitrageur may then sell securities of the acquirer and buy the stock of the target.  This process is called “setting a spread.”  After the merger is completed, the target's stock will be converted into stock of the acquirer based on the exchange ratio determined by the merger agreement.  The arbitrageur delivers the converted stock into his short position to complete the arbitrage.  Other event-driven strategies involve opportunistic strategies, where the investment theme changes from strategy to strategy as opportunities arise, to seek to profit from events such as IPOs, sudden price changes often caused by an interim earnings disappointment, hostile bids, and other event-driven opportunities.

Global Macro Strategies seek to take advantage of investment opportunities that arise from changes in macro-economic conditions.  Subadvisers invest on the basis of forecasts and analysis about interest rate trends, movements in the general flow of funds, political changes, government policies, inter-government relations, and other broad systemic factors.  Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities in domestic, international and high-growth emerging markets.  Subadvisers may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities.  Subadvisers may invest in a limited number of securities, issuers, industries, or countries which may result in higher volatility.  Subadvisers may take long or short positions in any of these instruments.

Sector Strategies focus on investments in particular geographical locations or types of companies categorized by any range of factors, including market capitalization or industry.  These strategies include emerging market or foreign strategies where a Subadviser invests in the equity or debt securities of companies located outside of the U.S.  They may also include micro or small cap growth and value strategies, where the Subadviser screens potential investments based on the market capitalization or other factors involving the relative size of the company.  Sector strategies may also seek to exploit opportunities in niche areas such as technology, healthcare, biotechnology, banking, pharmaceuticals, energy, basic materials or any other industry.  In any sector strategy, a Subadviser may be long-only, or hold a hedged position.  Further, a Subadviser may invest in different types of securities or instruments when pursuing a sector strategy, and may hold multiple classes of an issuer’s securities or instruments related to that issuer (i.e., equity, debt, convertibles or derivatives).

Systematic or Trading Strategies use quantitative-based strategies to invest, where trading is done mathematically, generated by trading programs generally without human intervention once an algorithm has been inputted.  Systematic strategies may be combined with other strategies for a multi-strategy approach.  Systematic strategies may encompass systematic diversified strategies, involving trading in diversified markets, or systematic currency, involving trading in currency markets.  Some systematic strategies are trend following or non-trend following.  Trend-following strategies seek to take advantage of long-term movements in various markets.  A trend-following strategy seeks to benefit from both sides of the market trend, seeking profits from increases and decreases in the prices of securities.  Subadvisers who use this strategy can use current market price calculation, moving averages and channel breakouts to determine the general direction of the market and to generate trade signals. A Subadviser using trend-following strategies generally does not aim to forecast or predict markets or price levels; it seeks to identify and take advantage of the trend and follow it.  Non-trend following strategies, or countertrend strategies, seek to profit from trend reversals, where, using similar tools as trend-following strategies, the Subadviser seeks to identify the end of the trend and take advantage of a reversal of the trend.  Systematic strategies may also include commodity trading advisors, who trade in futures or options contracts in commodity markets.

Fundamental Strategies, as opposed to systematic strategies, involve selecting investments based on research specific to the company, including analysis of such factors as a company’s price-to-earnings ratio, yield, price-to-book values, price-to-cash flow ratios, financial strength and other factors.  The Subadviser analyzes a company’s products or services, strength and weaknesses in specific areas (for example, research, product development or marketing), or its management teams and financial resources.  Fundamental strategies can seek growth or value companies.  Growth companies generally exhibit more earnings growth than the broad equity market while value companies are those that, in the Subadviser’s opinion, are undervalued relative to the market.  A value strategy invests in securities perceived to be selling at deep discounts to their intrinsic or potential worth and may be out of favor or followed by fewer analysts.  Research on companies is conducted based on internal analysis, meetings with company management and materials provided by analysts and other third parties.

Privately Negotiated Options Strategies invest in privately negotiated options that are based on an asset or a basket of securities.  Privately negotiated options will allow the Fund to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket.  Privately negotiated options are intended to allow for economic leverage without incurring risk beyond the premium paid for the option.

Main Risks:

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your Fund shares, may go down.  We cannot guarantee that the Fund will achieve its investment objective.  The principal risks of investing in the Fund are:

Market Risk:  The prices of securities rise and fall as market and economic conditions change.  The Fund’s investments are particularly volatile.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.  Investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to world financial market indices may become correlated at certain times and, as a result, may cease to function as anticipated.  The value of your Fund shares will fluctuate and you could lose money, especially when the Fund’s investments are concentrated in particular holdings.

Management Risk:  The Subadvisers may select securities that underperform the stock market or other funds with similar investment objectives and strategies.  VWCM may select Subadvisers or underlying funds that underperform.  VWCM’s allocations or decisions may not anticipate market trends successfully.  In addition, because each Subadviser makes investment decisions independently, it is possible that the Subadvisers’ security selection processes will not complement each other.  This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.  Further, the Fund’s exposure to certain strategies, securities or industries could be smaller or larger than would be the case if the Fund were managed by a single adviser.

Aggressive Investment Risks:  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivatives transactions.  Subadvisers may use these strategies for both hedging and non-hedging purposes.  The Subadvisers may not be successful in using these strategies, which could result in significant losses.

Derivatives Risk:  The Fund may invest in derivative instruments, which are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile, with sudden and unpredictable changes in price or liquidity, and may result in investment exposures greater than their cost would suggest.  This means that a small investment in a derivative could have a large potential impact on the performance of the Fund.  Derivatives involve significant risk, depending on the type of derivative, including counterparty risk, credit risk, currency risk, leverage risk, liquidity risk or basis risk.  In particular, derivatives such as “synthetic options” and other types of options or futures, swap agreements, derivatives written by or privately negotiated with financial intermediaries, and any other derivative traded over the counter, are subject to the risk that the counterparty to the transaction is unable or unwilling to perform its obligations when they become due.  In some cases, the Fund may make periodic payments that it cannot recover.

Leverage Risk:  Leverage transactions, including borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreement, and investing in certain derivatives, create the risk of magnified capital losses.  The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage.  The effect of leverage on the Fund’s returns may be magnified by market movements or changes in the cost of leveraging.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield on leveraged investments to change in a manner that is unfavorable for the Fund.  In an extreme case, the Fund’s current investment income may not be sufficient to meet the interest expense of leveraging, and it may be necessary for the Fund to liquidate certain of its investments at an inopportune time.  Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.  The Fund will, where required, reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Short Selling Risk:  The Fund may hold securities long and short.  The Fund may not always be able to borrow a security or close out a short position at a favorable price, and may have to sell long positions at unfavorable prices to cover short positions.  The Fund will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the Fund replaces the borrowed security.  The potential loss is theoretically unlimited.  Also, the Fund may have to pay a premium, dividend or interest to borrow a security.

Market-Neutral Investing Risk:  Some Subadvisers employ a market-neutral strategy, meaning they take long and short positions in different stocks to try and protect the Fund from general market movements.  The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss.  The strategy may not work as intended, and investments that historically have not been correlated may become correlated at certain times, including during a liquidity crisis in global financial markets.

Merger Arbitrage Risk:  Some Subadvisers may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company.  If the acquisition is not completed, the Fund may realize losses on both positions.

Event-Driven Strategies Risk:  Special situations and event-driven strategies are inherently speculative in nature.  Investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about the likelihood of a corporate event and its impact on a company, and any Subadviser may make inaccurate predictions.  The anticipated event and/or impact of the event may never be realized and losses may result.  A contemplated corporate transaction may never occur, may take more time than is expected or may result in the distribution of a new, less valuable security in place of the security (or derivative) purchased by the Fund.  If a transaction does not occur, the Fund may have to sell securities purchased pursuant to this strategy at a loss.  Any investment made pursuant to this strategy is subject to the risk of complete loss.  In addition, the result of these strategies may be expected to fluctuate from period to period; thus, the results generated by the strategy in one period will not necessarily be indicative of the results that may be expected from the strategy in future periods.

Distressed Securities Risk:  The Fund may purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants.  Securities of distressed companies are generally illiquid, and there can be a significant time lag between investing and receiving proceeds from the investment, if at all.  During this time, the Fund may incur costs monitoring the investment and protecting the value of its claim.

Interest Rate Risk:  The value of the Fund’s investments may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds.  The effect is usually more pronounced for debt securities with longer dates to maturity.

Credit Risk:  The Fund may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due.  Non-investment grade debt, also known as “junk bonds,” have a higher risk of default and are generally less liquid than higher-rated securities.  The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”).  CMOs and CDOs are each divided into classes, which are referred to as “tranches.”  Certain such tranches have priority over other tranches.  With respect to CMOs, each tranch’s priority is generally with respect to payment of principal.  With respect to CDOs, each tranch’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranch until all other tranches with earlier maturity or distribution dates have been paid in full.  The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuer’s securities when interest rates decline, which can shorten the maturity of the security and reduce the Fund’s return.  Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Liquidity Risk:  The Fund may invest in illiquid and restricted securities.  Such securities may have limitations on resale, and the Fund may have to register a restricted security in order to dispose of it, resulting in expense and delay.  Restricted and illiquid securities are extremely difficult to value and are not subject to disclosure or other investor protection requirements.  The Fund may not be able to dispose of restricted or illiquid securities promptly and/or may only be able to do so at substantial discounts.  As a result, the Fund may experience difficulty satisfying redemption requests.  Significant positions in other instruments, including those in which there is low trading volume, also may be difficult for the Fund to liquidate and result in losses for the Fund.  The Fund may not purchase a security if such purchase would cause 15% or more of its total assets to be invested in illiquid securities.

Restricted Securities Risk:  Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the Subadviser considers it desirable to do so and/or may have to sell the security at a lower price.  In addition, transaction costs may be higher for 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop.  A restricted security that when purchased was liquid in the institutional market may subsequently become illiquid.

Foreign Securities Risk:  The Fund may invest in foreign securities and depositary receipts relating to foreign securities.  Investments in foreign markets involve significant political, regulatory and economic risks.  Risks may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required, significantly less liquidity, and limitations on repatriation of invested capital.  These risks are higher in developing countries.

Market Capitalization Risk:  The Fund may invest in small- and mid-sized companies.  The prices of small companies’ securities are generally more volatile than the prices of large companies’ securities.  This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management.  Also, there may be less information available about these companies, and they may be more difficult to value.  Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the Fund’s securities may be difficult to sell at the time or price desired.

Swap Contract Risks:  The Fund may engage in interest rate, currency, equity and credit default swaps (“CDS”), and related instruments, which require a Subadviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it.  In addition, each swap exposes the Fund to counterparty risk, and a Subadviser may concentrate any or all of its swap transactions, including CDS, in a single counterparty or small group of counterparties.  If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in such pursuit.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.

Convertible Security Risks:  Convertible securities entail some of the risks of both equity and debt securities.  While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income from or a decline in the market value of the securities.  In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks.  The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Subadviser.

Registered Investment Company Risk:  You can invest directly in the underlying funds selected by VWCM, including the Market Neutral Fund.  By investing in the underlying funds indirectly through the Fund, you pay both your share of the Fund’s expenses (including operating costs and advisory and administrative fees) and the similar expenses of the underlying funds.  Similarly, you pay your share of the Fund’s expenses related to distributing the Fund’s shares, and the similar distribution expenses of the underlying funds.  Also, in purchasing shares of the underlying funds, the Fund may pay sales charges, or brokerage commissions.  While the Fund seeks to minimize these charges, they can reduce the Fund’s investment results.

ETF Risk:  ETFs trade on securities exchanges, so the market price of ETFs may not correspond exactly with their net asset values.  The market price of an ETF’s shares will generally fluctuate with changes in the market value of its holdings as well as the relative supply and demand for the shares.  The trading price of an ETF’s shares may deviate significantly from its net asset value during periods of market volatility.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund.  This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding more securities.  Therefore, the Fund’s value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.

Industry Concentration Risk:  Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry.  Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.  The Fund’s investments in multiple companies in a particular industry increase the Fund’s exposure to risks of the particular industry and may increase the Fund’s volatility.

Fund:

TECHNOLOGY FUND

New Name:

EMBARCADERO MARKET NEUTRAL FUND

Adviser:

VWCM

Potential Subadvisers:

AlphaStream Capital Management LLC

Sage Capital Management, LLC

Ten Asset Management

TWIN Capital Management, Inc.

Zacks Investment Management

Investment Objective:

Long-term capital appreciation seeking lower volatility and risk than traditional market indices by investing in both long and short positions.

Investment Program:

Main Strategies:

VWCM, the Fund’s investment adviser, believes that there are important benefits from investing through skilled money managers whose strategies, when combined, seek to provide enhanced risk-adjusted returns, and lower volatility and risk than traditional financial market indices.  Based on this belief, the Fund will pursue its objective by allocating assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a range of specialized market-neutral investment strategies.  Market-neutral investing seeks to generate returns that have a low correlation and low volatility relative to the broader stock and bond markets and other traditional market indices.  These investment strategies have not typically been available to mutual fund shareholders, and have in the past typically been available only to institutions, endowments and qualified (high net worth) individuals, often without the liquidity and relatively lower minimum investment requirements available to Fund shareholders.  The Subadvisers will seek to minimize overall volatility and risk, often by taking both long and short positions in stocks.  VWCM will allocate Fund assets among the Subadvisers’ strategies that it believes offer the potential for attractive, market-neutral, long-term investment returns.  VWCM may also invest the Fund’s assets directly, as described below.

The strategies and investment techniques employed by the Subadvisers seek to produce lower volatility and risk by investing in long positions in securities the Subadvisers believe will appreciate and, generally, investing in short positions of different securities the Subadvisers believe will depreciate.  These strategies, if employed correctly, seek to have low correlation and low volatility relative to traditional markets.

The Subadvisers may invest and trade in a wide range of instruments, markets and asset classes in the U.S. and outside the U.S., including emerging markets.  Investments may include equities and equity-related instruments, currencies, financial futures and forwards, options, swaps, private placements, fixed-income and other debt-related instruments and any other securities.  Equities and equity-related instruments include common stock, preferred stock, convertible securities, American Depositary Receipts, exchange-traded funds (“ETFs”), Rule 144A securities, warrants, rights, and equity derivatives.  Debt-related instruments include corporate bonds, defaulted or distressed debt securities, mezzanine investments, collateralized bond, debt or loan obligations, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy.  The Subadvisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities.  These securities can be rated investment grade, rated below investment grade, high yield securities (also called “junk bonds”), or unrated.

VWCM will be responsible for determining the portion of the Fund’s assets to be allocated to each Subadviser, or investing directly in securities, including mutual funds.  VWCM may exercise its discretion to make direct investments in order to invest the Fund’s assets pending allocation to a Subadviser, to hedge the Fund against exposures created by the Subadvisers, or to modify the Fund’s exposure to a particular investment or market-related risk.  VWCM intends to invest directly in mutual funds that follow strategies that complement the Subadvisers’ strategies, including mutual funds with the following characteristics:  strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles.  Over time, VWCM will target investing with up to 10 managers, including allocations to some or all of the Subadvisers noted below and to mutual funds advised by other managers.

When allocating assets among Subadvisers, VWCM reviews a range of qualitative and quantitative factors (e.g., investment process and statistical analysis) when evaluating each Subadviser.  VWCM may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.  VWCM will select Subadvisers from the following group of registered investment advisers.  There is no fixed or minimum allocation to any Subadviser; however, VWCM will limit allocations to any one Subadviser strategy to between 0% and 50% of total Fund assets.

AlphaStream Capital Management LLC

Sage Capital Management, LLC

Ten Asset Management

TWIN Capital Management, Inc.

Zacks Investment Management

In the future, VWCM and the Fund may remove Subadvisers from or add Subadvisers to this group.  VWCM may invest in mutual funds advised by some of the Subadvisers, rather than allocating assets for that Subadviser to manage directly.

The Subadvisers will use a combination of the following investment strategies:

Long-Biased or Long-Only Equity Strategies seek to capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas.  These strategies are primarily managed for absolute return, which means that Subadvisers assess risk and opportunity on an absolute, as opposed to an index-relative, basis, by focusing on relatively few investments that the Subadviser believes are undervalued and either offer a margin of safety, or offer high growth opportunities.  Selective hedging through the use of short sales or options may be utilized to manage risk exposure.  These strategies may also focus on special situations or events, including distressed equities.

Long/Short Equity Market Neutral Strategies seek to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling those stocks that are considered to be overvalued.  Subadvisers intend to maintain approximately equal value exposure in long and short positions in order to offset the effects of general stock market movements.

Short-Biased Strategies focus on the practice of selling a security that the Fund does not own at the time of the sale.  Short selling is done with the intent of later purchasing the security at a lower price, seeking to profit from an expected decline in the price of a security.  Typically, the short-seller will borrow the securities to be sold, and later repurchase identical securities for return to the lender.  If the security price falls, the short-seller profits from having sold the borrowed securities for more than the subsequent payment for the securities.  However, if the security price rises, the short seller loses by having sold them for less than the price at which they must later be bought.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond.  Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  Some Subadvisers may also seek to hedge interest rate exposure.  Some Subadvisers may also employ leverage, which involves the use of debt to finance the purchase of investments and results in the Fund controlling more assets than it has equity.  The Fund may use certain derivatives to obtain greater leverage (with fewer assets) than would otherwise be achievable.  Certain strategies may maintain a sector- and market-neutral portfolio.

Other Relative Value or Arbitrage Strategies involve strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.  Arbitrage opportunities arise in the equity, credit and derivatives markets.  They may include, among other things, pairs trading, where the Subadviser takes long and short positions in securities of different companies in the same industry, convertible bond arbitrage, described above, merger arbitrage, described below, or fixed income or interest rate arbitrage, including interest rate swap arbitrage or U.S. or non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies seek to benefit from cyclical relationships between movements in certain market indices, sectors, security types, and other benchmarks that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short or Hedged Equity Strategies invest in securities that the Subadviser believes to be undervalued or to offer high growth opportunities, while also seeking to minimize overall market risk to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  Subadvisers may also use derivatives, including options, financial futures and options on futures.  Long and short positions may not be maintained in equal amounts and, thus the Subadviser may not seek to neutralize general market risks.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk) bonds and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt.  Long/short credit strategies are similar to the long/short equity strategies described above, but involve the credit markets instead of equity markets.  A Subadviser using this strategy seeks to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Subadviser may invest in debt securities that fall below investment grade debt —commonly referred to as “junk bonds.”  The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage-related securities (“Mortgage-Related Securities”).  Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing Treasury futures to hedge interest-rate risk.  Mortgage-Related Securities may also include securities rated below investment grade or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations, and special situation investments, such as distressed corporate or sub-prime mortgage securities.  Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings, to those attempting to restructure out of court, to those that are healthy but have short-term cash flow or liquidity problems.  Strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

Event-Driven Strategies seek to capture price movements generated by anticipated corporate events, such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.  Event-driven strategies can involve distressed securities, as described above, or other special situation investments.  Special situation securities include the securities of a company or companies undergoing a restructuring or reorganization or engaged in a corporate transaction, such as a leveraged buy-out or merger.  Merger arbitrage, sometimes called risk arbitrage, involves investing in both long and short positions in securities involved in an announced merger deal.  In a cash merger, an acquirer proposes to purchase the shares of the target for a certain price in cash. Until the acquisition is completed, the stock of the target typically trades below the purchase price.  An arbitrageur buys the stock of the target and makes a gain if the acquirer ultimately buys the stock.  In a stock-for-stock merger, the acquirer proposes to buy the target by exchanging its own stock for the stock of the target.  An arbitrageur may then sell securities of the acquirer and buy the stock of the target.  This process is called “setting a spread.”  After the merger is completed, the target's stock will be converted into stock of the acquirer based on the exchange ratio determined by the merger agreement.  The arbitrageur delivers the converted stock into his short position to complete the arbitrage.  Other event-driven strategies involve opportunistic strategies, where the investment theme changes from strategy to strategy as opportunities arise, to seek to profit from events such as IPOs, sudden price changes often caused by an interim earnings disappointment, hostile bids, and other event-driven opportunities.

Global Macro Strategies seek to take advantage of investment opportunities that arise from changes in macro-economic conditions.  Subadvisers invest on the basis of forecasts and analysis about interest rate trends, movements in the general flow of funds, political changes, government policies, inter-government relations, and other broad systemic factors.  Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities in domestic, international and high-growth emerging markets.  Subadvisers may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities.  Subadvisers may invest in a limited number of securities, issuers, industries, or countries which may result in higher volatility.  Subadvisers may take long or short positions in any of these instruments.

Sector Strategies focus on investments in particular geographical locations or types of companies categorized by any range of factors, including market capitalization or industry.  These strategies include emerging market or foreign strategies where a Subadviser invests in the equity or debt securities of companies located outside of the U.S.  They may also include micro or small cap growth and value strategies, where the Subadviser screens potential investments based on the market capitalization or other factors involving the relative size of the company.  Sector strategies may also seek to exploit opportunities in niche areas such as technology, healthcare, biotechnology, banking, pharmaceuticals, energy, basic materials or any other industry.  In any sector strategy, a Subadviser may be long-only, or hold a hedged position.  Further, a Subadviser may invest in different types of securities or instruments when pursuing a sector strategy, and may hold multiple classes of an issuer’s securities or instruments related to that issuer (i.e., equity, debt, convertibles or derivatives).

Systematic or Trading Strategies use quantitative-based strategies to invest, where trading is done mathematically, generated by trading programs generally without human intervention once an algorithm has been inputted.  Systematic strategies may be combined with other strategies for a multi-strategy approach.  Systematic strategies may encompass systematic diversified strategies, involving trading in diversified markets, or systematic currency, involving trading in currency markets.  Some systematic strategies are trend following or non-trend following.  Trend-following strategies seek to take advantage of long-term movements in various markets.  A trend-following strategy seeks to benefit from both sides of the market trend, seeking profits from increases and decreases in the prices of securities.  Subadvisers who use this strategy can use current market price calculation, moving averages and channel breakouts to determine the general direction of the market and to generate trade signals. A Subadviser using trend-following strategies generally does not aim to forecast or predict markets or price levels; it seeks to identify and take advantage of the trend and follow it.  Non-trend following strategies, or countertrend strategies, seek to profit from trend reversals, where, using similar tools as trend-following strategies, the Subadviser seeks to identify the end of the trend and take advantage of a reversal of the trend.  Systematic strategies may also include commodity trading advisors, who trade in futures or options contracts in commodity markets.

Fundamental Strategies, as opposed to systematic strategies, involve selecting investments based on research specific to the company, including analysis of such factors as a company’s price-to-earnings ratio, yield, price-to-book values, price-to-cash flow ratios, financial strength and other factors.  The Subadviser analyzes a company’s products or services, strength and weaknesses in specific areas (for example, research, product development or marketing), or its management teams and financial resources.  Fundamental strategies can seek growth or value companies.  Growth companies generally exhibit more earnings growth than the broad equity market while value companies are those that, in the Subadviser’s opinion, are undervalued relative to the market.  A value strategy invests in securities perceived to be selling at deep discounts to their intrinsic or potential worth and may be out of favor or followed by fewer analysts.  Research on companies is conducted based on internal analysis, meetings with company management and materials provided by analysts and other third parties.

Privately Negotiated Options Strategies invest in privately negotiated options that are based on an asset or a basket of securities.  Privately negotiated options will allow the Fund to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket.  Privately negotiated options are intended to allow for economic leverage without incurring risk beyond the premium paid for the option.

Main Risks:

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your Fund shares, may go down.  We cannot guarantee that the Fund will achieve its investment objective.  The principal risks of investing in the Fund are:

Market Risk:  The prices of securities rise and fall as market and economic conditions change.  The Fund’s investments are particularly volatile.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.  Investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to world financial market indices may become correlated at certain times and, as a result, may cease to function as anticipated.  The value of your Fund shares will fluctuate and you could lose money, especially when the Fund’s investments are concentrated in particular holdings.

Management Risk:  The Subadvisers may select securities that underperform the stock market or other funds with similar investment objectives and strategies.  VWCM may select Subadvisers or underlying funds that underperform.  VWCM’s allocations or decisions may not anticipate market trends successfully.  In addition, because each Subadviser makes investment decisions independently, it is possible that the Subadvisers’ security selection processes will not complement each other.  This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.  Further, the Fund’s exposure to certain strategies, securities or industries could be smaller or larger than would be the case if the Fund were managed by a single adviser.

Aggressive Investment Risks:  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivatives transactions.  Subadvisers may use these strategies for both hedging and non-hedging purposes.  The Subadvisers may not be successful in using these strategies, which could result in significant losses.

Derivatives Risk:  The Fund may invest in derivative instruments, which are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile, with sudden and unpredictable changes in price or liquidity, and may result in investment exposures greater than their cost would suggest.  This means that a small investment in a derivative could have a large potential impact on the performance of the Fund.  Derivatives involve significant risk, depending on the type of derivative, including counterparty risk, credit risk, currency risk, leverage risk, liquidity risk or basis risk.  In particular, derivatives such as “synthetic options” and other types of options or futures, swap agreements, derivatives written by or privately negotiated with financial intermediaries, and any other derivative traded over the counter, are subject to the risk that the counterparty to the transaction is unable or unwilling to perform its obligations when they become due.  In some cases, the Fund may make periodic payments that it cannot recover.

Leverage Risk:  Leverage transactions, including borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreement, and investing in certain derivatives, create the risk of magnified capital losses.  The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage.  The effect of leverage on the Fund’s returns may be magnified by market movements or changes in the cost of leveraging.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield on leveraged investments to change in a manner that is unfavorable for the Fund.  In an extreme case, the Fund’s current investment income may not be sufficient to meet the interest expense of leveraging, and it may be necessary for the Fund to liquidate certain of its investments at an inopportune time.  Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.  The Fund will, where required, reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Short Selling Risk:  The Fund may hold securities long and short.  The Fund may not always be able to borrow a security or close out a short position at a favorable price, and may have to sell long positions at unfavorable prices to cover short positions.  The Fund will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the Fund replaces the borrowed security.  The potential loss is theoretically unlimited.  Also, the Fund may have to pay a premium, dividend or interest to borrow a security.

Market-Neutral Investing Risk:  The Subadvisers employ a market-neutral strategy, meaning they take long and short positions in different stocks to try and protect the Fund from general market movements.  The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss.  The strategy may not work as intended, and investments that historically have not been correlated may become correlated at certain times, including during a liquidity crisis in global financial markets.

Merger Arbitrage Risk:  Some Subadvisers may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company.  If the acquisition is not completed, the Fund may realize losses on both positions.

Event-Driven Strategies Risk:  Special situations and event-driven strategies are inherently speculative in nature.  Investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about the likelihood of a corporate event and its impact on a company, and any Subadviser may make inaccurate predictions.  The anticipated event and/or impact of the event may never be realized and losses may result.  A contemplated corporate transaction may never occur, may take more time than is expected or may result in the distribution of a new, less valuable security in place of the security (or derivative) purchased by the Fund.  If a transaction does not occur, the Fund may have to sell securities purchased pursuant to this strategy at a loss.  Any investment made pursuant to this strategy is subject to the risk of complete loss.  In addition, the result of these strategies may be expected to fluctuate from period to period; thus, the results generated by the strategy in one period will not necessarily be indicative of the results that may be expected from the strategy in future periods.

Distressed Securities Risk:  The Fund may purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants.  Securities of distressed companies are generally illiquid, and there can be a significant time lag between investing and receiving proceeds from the investment, if at all.  During this time, the Fund may incur costs monitoring the investment and protecting the value of its claim.

Interest Rate Risk:  The value of the Fund’s investments may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds.  The effect is usually more pronounced for debt securities with longer dates to maturity.

Credit Risk:  The Fund may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due.  Non-investment grade debt, also known as “junk bonds,” have a higher risk of default and are generally less liquid than higher-rated securities.  The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”).  CMOs and CDOs are each divided into classes, which are referred to as “tranches.”  Certain such tranches have priority over other tranches.  With respect to CMOs, each tranch’s priority is generally with respect to payment of principal.  With respect to CDOs, each tranch’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranch until all other tranches with earlier maturity or distribution dates have been paid in full.  The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuer’s securities when interest rates decline, which can shorten the maturity of the security and reduce the Fund’s return.  Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Liquidity Risk:  The Fund may invest in illiquid and restricted securities.  Such securities may have limitations on resale, and the Fund may have to register a restricted security in order to dispose of it, resulting in expense and delay.  Restricted and illiquid securities are extremely difficult to value and are not subject to disclosure or other investor protection requirements.  The Fund may not be able to dispose of restricted or illiquid securities promptly and/or may only be able to do so at substantial discounts.  As a result, the Fund may experience difficulty satisfying redemption requests.  Significant positions in other instruments, including those in which there is low trading volume, also may be difficult for the Fund to liquidate and result in losses for the Fund.  The Fund may not purchase a security if such purchase would cause 15% or more of its total assets to be invested in illiquid securities.

Restricted Securities Risk:  Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the Subadviser considers it desirable to do so and/or may have to sell the security at a lower price.  In addition, transaction costs may be higher for 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop.  A restricted security that when purchased was liquid in the institutional market may subsequently become illiquid.

Foreign Securities Risk:  The Fund may invest in foreign securities and depositary receipts relating to foreign securities.  Investments in foreign markets involve significant political, regulatory and economic risks.  Risks may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required, significantly less liquidity, and limitations on repatriation of invested capital.  These risks are higher in developing countries.

Market Capitalization Risk:  The Fund may invest in small- and mid-sized companies.  The prices of small companies’ securities are generally more volatile than the prices of large companies’ securities.  This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management.  Also, there may be less information available about these companies, and they may be more difficult to value.  Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the Fund’s securities may be difficult to sell at the time or price desired.

Swap Contract Risks:  The Fund may engage in interest rate, currency, equity and credit default swaps (“CDS”), and related instruments, which require a Subadviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it.  In addition, each swap exposes the Fund to counterparty risk, and a Subadviser may concentrate any or all of its swap transactions, including CDS, in a single counterparty or small group of counterparties.  If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in such pursuit.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.

Convertible Security Risks:  Convertible securities entail some of the risks of both equity and debt securities.  While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income from or a decline in the market value of the securities.  In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks.  The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Subadviser.

Registered Investment Company Risk:  You can invest directly in the underlying funds selected by VWCM.  By investing in the underlying funds indirectly through the Fund, you pay both your share of the Fund’s expenses (including operating costs and advisory and administrative fees) and the similar expenses of the underlying funds.  Similarly, you pay your share of the Fund’s expenses related to distributing the Fund’s shares, and the similar distribution expenses of the underlying funds.  Also, in purchasing shares of the underlying funds, the Fund may pay sales charges, or brokerage commissions.  While the Fund seeks to minimize these charges, they can reduce the Fund’s investment results.

ETF Risk:  ETFs trade on securities exchanges, so the market price of ETFs may not correspond exactly with their net asset values.  The market price of an ETF’s shares will generally fluctuate with changes in the market value of its holdings as well as the relative supply and demand for the shares.  The trading price of an ETF’s shares may deviate significantly from its net asset value during periods of market volatility.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund.  This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding more securities.  Therefore, the Fund’s value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.

Industry Concentration Risk:  Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry.  Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.  The Fund’s investments in multiple companies in a particular industry increase the Fund’s exposure to risks of the particular industry and may increase the Fund’s volatility.

Information About the Funds’ New Subadvisers

VWCM would be responsible for overseeing each Fund’s subadvisers and other matters, but would (except when investing in registered funds) generally not be responsible for the day-to-day investment decisions for a Fund.  The subadvisers would have this responsibility and would be responsible for implementing a Fund’s strategies, selecting individual securities, and selecting brokers and dealers to execute transactions for the Fund.  The fees of the subadvisers would be paid by VWCM, and thus would not impact a Fund’s advisory fees.

Set forth below is information about the new subadvisers for each Fund and the portfolio manager(s) responsible for managing a Fund.

The new subadvisers for the Absolute Return Fund (formerly Post-Venture Fund) are:

Subadviser:

For more information:

AlphaStream Capital Management LLC

25

Sage Capital Management, LLC

25

Ten Asset Management

26

TWIN Capital Management, Inc.

27

Zacks Investment Management

28

Nakoma Capital Management, LLC

29

Nicholas Investment Partners, L.P.

30

Simran Capital Management LLC

31

Sunnymeath Asset Management, Inc.

32

SSI Investment Management, Inc.

32

The new subadvisers for the Market Neutral Fund (formerly Technology Fund) are:

Subadviser:

For more information:

AlphaStream Capital Management LLC

25

Sage Capital Management, LLC

25

Ten Asset Management

26

TWIN Capital Management, Inc.

27

Zacks Investment Management

28

ALPHASTREAM CAPITAL MANAGEMENT LLC

(subadviser to Absolute Return Fund and Market Neutral Fund)

AlphaStream Capital Management LLC (“AlphaStream”) was formed in June of 2002 by the former U.S. quantitative equity portfolio management team of Zurich Scudder Investments, Inc. (“ZSI”).  The firm believes in a fundamental quantitative approach that is applied using a strategy that has been researched, tested, and implemented, to balance reward to risk to meet client objectives.

AlphaStream is located at 3404 Mt. Diablo Boulevard, Suite 17, Lafayette, CA 94549 and, as of December 31, 2008, had approximately $48 million in assets under management, of which approximately $27 million is in a long/short equity strategy.  AlphaStream was founded by Stephen Marsh and Robert Tymoczko, AlphaStream’s two principals.  Mr. Marsh and Mr. Tymoczko have worked together for 9 years as a team, first for three years as co-heads of U.S. quantitative equities at ZSI and then for 6 years at AlphaStream.

Portfolio Managers

Mr. March and Mr. Tymoczko will serve as portfolio managers.  Their backgrounds appear below:

Stephen Marsh

Mr. Marsh is a founding member of AlphaStream.  Prior to that, Mr. Marsh was the lead portfolio manager at ZSI for tax-managed institutional accounts and co-head of U.S. quantitative equities.  Mr. Marsh previously served in London as Client Service Director and served on the global and the emerging market bond investment policy committees.  He holds an M.Sc. from Strathclyde University, Glasgow and a B.Sc. from Heriot-Watt University, Edinburgh.  He holds the Series 65 NASD license.

Robert Tymoczko

Mr. Tymoczko is a founding member of AlphaStream.  Prior to that, Mr. Tymoczko was the lead portfolio manager at ZSI for enhanced index and small cap mutual funds and co-head of U.S. quantitative equities.  He holds an MBA from the University of Chicago and a BA from Stanford University.  Mr. Tymoczko holds the Series 7 and 63 NASD licenses.

SAGE CAPITAL MANAGEMENT, LLC

(subadviser to Absolute Return Fund and Market Neutral Fund)

Sage Capital Management, LLC (“SCM”) specializes in U.S. convertible arbitrage strategies.  The strategy involves purchasing interest-bearing convertible debentures and high yielding convertible preferred stocks.  These long convertible positions are then hedged against stock market risk by selling short a percentage of the underlying common stock and/or by writing an appropriate number of equity call options.  The firm has managed domestic limited partnership funds open to both individual and institutional investors as well as a number of separately managed accounts for over twenty years.  SCM was founded in 1988 by Peter deLisser for the purpose of investing client capital in convertible arbitrage strategies.  Convertible arbitrage has traditionally been a conservative, low volatility investment strategy, and typically generates higher returns than that offered by fixed income instruments having the same risk profile.

SCM is located at 665 South Orange Avenue, Suite 3, Sarasota, FL 34236.  Assets under management were approximately $100 million as of December 31, 2008.  SCM is wholly owned by Mr. deLisser, Karen Heston and Michael Ippolito, its three principals.

Portfolio Managers

Mr. deLisser, Ms. Heston and Mr. Ippolito will serve as portfolio managers.  Their backgrounds appear below:

Peter deLisser

Mr. deLisser is SCM’s President and Senior Partner.  In 1982, Mr. deLisser participated in the Morgan Stanley Training Program in Securities Trading.  Upon graduation, Mr. deLisser entered the firm’s Convertible Securities department as a sales trader.  He spent six years marketing convertible securities to major U.S. institutions and was part of the group responsible for investing Morgan Stanley’s proprietary capital in convertible arbitrage strategies.  In April of 1988, Mr. deLisser resigned from Morgan Stanley as a Vice President to create the Sage Capital Limited Partnership Fund.  He is the founder, president and senior partner of SCM.  He received a BA from Brown University in 1973.

Karen Heston

Ms. Heston is SCM’s Vice President and Partner.  In 1981, Ms. Heston participated in the Manufacturers Hanover Trust Company’s Management Credit Training Program.  Upon graduation, she joined the Bank’s Energy Division as a loan credit officer specializing in lending to the oilfield service industry.  In 1985, Ms. Heston transferred to the bank’s Interest Rate Swap department.  In 1990, Ms. Heston joined the Interest Rate Derivatives Group of Security Pacific Merchant Bank.  In 1991 she joined the newly-formed derivatives team of Societe Generale, NY as a Vice President.  Ms. Heston left Societe Generale in April 1993 to join SCM as a portfolio manager.  She received a BA from Middlebury College in 1981 and an MBA from New York University in 1990.

Michael Ippolito

Mr. Ippolito is SCM’s Vice President and Partner.  In 1987, Mr. Ippolito joined a regional Certified Public Accounting firm in the Seattle, WA area, earning his CPA charter while there.  He assisted both public and private corporations in all audit, accounting and tax related matters.  From 1991 to 1999, Mr. Ippolito worked in the wealth management industry as a financial consultant with UBS Financial Services.  He managed capital for wealthy individuals, trusts, estates, corporations and pension plans and consulted in all areas of business and personal financial planning.  He earned his Chartered Financial Analyst (CFA) designation in 1999 and is a board member of the Financial Analysts Society of Tampa Bay.  Mr. Ippolito joined SCM as a portfolio manager in July 1999.  He received a BA from Washington State University in 1986.

TEN ASSET MANAGEMENT

(subadviser to Absolute Return Fund and Market Neutral Fund)

Ten Asset Management (“Ten”) began operations in 2004 and provides quantitative asset management services to various clients.  Ten’s market-neutral strategy seeks capital appreciation independent of stock market direction and invests in long and short positions of common stocks of large U.S. companies.  Ten will buy long positions that it believes are undervalued and take short positions in common stock that it believes are overvalued, and the strategy seeks to maintain approximately equal dollar amounts invested in long and short positions under normal circumstances.  Ten combines a quantitative factor-driven relative value style with sector-by-sector stock selection.  The portfolio management team has been implementing quantitative strategies together since 1996.  Ten is independently owned by its employees and private investors.

Ten is located at 171 Saxony Road, Suite 105, Encinitas, CA 92024.  Assets under management were approximately $444 million as of December 31, 2008.  Ten’s Board of Directors is comprised of Ron Auer, Chief Executive Officer, Robert Zimmer, Chief Investment Officer, Nathan Wallace, a Ten employee, and Shelly Meyers, an independent investment adviser.  Mr. Auer owns more than 10% of Ten, as do Marilyn Wallace and Winston Salser, each private investors.

Portfolio Managers

Robert Zimmer and John Cuthbertson will serve as portfolio managers.  Their backgrounds appear below:

Robert Zimmer

Mr. Zimmer is the Chief Investment Officer and portfolio manager for Ten’s Quantitative Portfolio Management Team.  He co-founded Ten in 2004.  Prior to starting Ten, Mr. Zimmer was a Senior Portfolio Manager and Member of the Investment Committee for Quantitative Strategies at Freeman Associates Investment Management (“Freeman”).  Prior to joining Freeman, he was a research analyst at Crowell Weedon.  Mr. Zimmer received his BA from the University of California, San Diego.  He is a member of the Society of Quantitative Analysts.

John Cuthbertson

Dr. Cuthbertson is Ten’s Director of Research, and a Portfolio Manager for Ten’s Quantitative Portfolio Management Team.  He co-founded Ten in 2004.  Prior to starting Ten, Dr. Cuthbertson was a Senior Research Analyst and Vice-President for Quantitative Strategies at Freeman, and a senior research scientist involved in nuclear fusion research at the University of California, San Diego.  He received his Ph.D. from Princeton University and a BS from Washington University and a BA from William Jewell College.  Dr. Cuthbertson is President and a member of the Board of Directors for the San Diego Chapter CFA Society and a member of the Chicago Quantitative Alliance.

TWIN CAPITAL MANAGEMENT, INC.

(subadviser to Absolute Return Fund and Market Neutral Fund)

TWIN Capital Management, Inc. (“TWIN”) focuses on large and mid-cap U.S. equities and has nearly 20 years of long/short management experience.  The firm was founded in 1990 by Geoffrey Gerber, Ph.D., formerly of Mellon Equity Associates, beginning with a long/short, market-neutral strategy.  TWIN is a research-intensive organization, and all of its strategies are driven by models.

TWIN is located at 3244 Washington Road, Suite 202, McMurray, PA 15317.  Assets under management were approximately $563 million as of December 31, 2008.  TWIN is wholly owned by Mr. Gerber.  Christopher Erfort and James Hough, discussed below, are also senior executive officers of TWIN.

Portfolio Managers

Mr. Gerber and Mr. Erfort will serve as portfolio managers.  Their backgrounds appear below:

Geoffrey Gerber

Mr. Gerber is the President of TWIN.  Having founded TWIN in 1990, Mr. Gerber is the Chief Investment Officer overseeing the entire quantitative investment process and general management of the firm.  He is a specialist in institutional quantitative investment management and is also a faculty member for the Aresty Institute’s Wharton Executive Education Program on Pension Funds and Investment Management.  He also serves as Chair of the Pittsburgh UJF Foundation Investment Committee, Chair of the Burroughs Wellcome Foundation Investment Committee and is a member of the Burroughs Wellcome Foundation Board of Directors.  Mr. Gerber holds a Ph.D. in Finance and Economics from the University of Pennsylvania, and a BA from the State University of New York at Buffalo.

Christopher Erfort

Mr. Erfort is a portfolio manager and equity trader.  He joined TWIN in 1997 and is currently head of equity trading, where he is responsible for trade implementation and measurement, and a portfolio manager, where he co-manages the equity portfolios and is also responsible for the derivative portfolios for the portable alpha overlays.  Mr. Erfort joined TWIN from Federated Investors Fund Controller team.  Prior to Federated, Mr. Erfort worked as a Mellon Trust accountant.  Mr. Erfort holds an MBA from Robert Morris University and a BA from Marietta College, and he is a Chartered Financial Analyst.

Zacks Investment Management

(subadviser to Absolute Return Fund and Market Neutral Fund)

Zacks Investment Management (“Zacks”) was established in 1992.  It uses several equity strategies, and provides services to separately managed portfolios, hedge funds and a limited partnership.  It has a history of analytic modeling, which evolved into a heavy focus on fundamentals.  Zacks also performs estimate revision work, which is based on the pattern of earnings estimate revisions.  Ben Zacks initiated the Zacks models and portfolio management techniques upon establishing the firm.

Zacks is located at 100 N. Riverside Plaza, Suite 2200, Chicago, IL 60606.  Assets under management were approximately $1.6 billion as of January 31, 2009.  Zacks is owned by Zacks Investment Research, a corporation, which is wholly owned by Leonard and Ben Zacks.  Mitch Zacks is also an executive officer of Zacks.

Portfolio Managers

Ben Zacks and Ming Fang will serve as portfolio managers.  Their backgrounds appear below:

Ben Zacks

Mr. Zacks founded Zacks in 1992.  Prior to the inception of Zacks, he was one of the two founders of Zacks Investment Research (the parent company) in 1978.  He has supervised the Market Neutral Strategy since inception, or approximately fifteen years, and invests in the strategy.  He also manages the Zacks All Cap Core Strategy.  Mr. Zacks holds a BA from Boston University.

Ming Fang

Mr. Fang has been with Zacks since the beginning of 2008 and has ten years of quantitative research and trading experience.  Most recently, he was a Quantitative Equity Portfolio Manager at Brevan Howard U.S Management, where he managed a market-neutral U.S. equity portfolio.  Prior to that, he was an Associate Director in Quantitative Equity at PartnerRe Asset Management Corporation, where he co-managed a long/short domestic equity portfolio.  Mr. Fang has a Ph.D in Finance from Yale University and a Ph.D in Applied Mathematics from the University of Washington.

Nakoma Capital Management, LLC

(subadviser to Absolute Return Fund)

Nakoma Capital Management, LLC (“Nakoma”) uses a strategy that seeks to produce an absolute rate of return commensurate with the stock market with risk levels similar to the bond market.  Nakoma employs a style-agnostic, expectations investment approach that seeks to produce returns with low correlation to the stock and bond markets.  Nakoma has been using an expectations investment approach for more than 20 years.  Together, the investment team has over 100 years of combined investment experience.  Securities held in Nakoma portfolios are mainly U.S. stocks of large to medium-size companies and occasionally exchange-traded funds.

Nakoma is located at 8040 Excelsior Drive, Suite 401, Madison, WI 53717.  Assets under management were approximately $212 million as of December 31, 2008.  Nakoma is owned by Dan Pickett, Mark Fedenia, Irwin F. Smith, Joel Kurth and Robyn K. Rannow, who are also Nakoma’s Managing Directors.

Portfolio Managers

Dan Pickett, Mark Fedenia, Irwin F. Smith, and Joel Kurth will serve as portfolio managers.  Their backgrounds appear below:

Dan Pickett

Mr. Pickett is a Managing Director and Nakoma’s Chief Investment Officer.  He has over 22 years of investment experience and joined Nakoma in 2002.  Prior to that, he was Managing Director at Southridge Capital Management LLC from 1997 to 2002 and Managing Director at Columbus Circle Investors from 1988 to 1997.  He is a Chartered Financial Analyst.  He received a BBA and MS from the University of Wisconsin-Madison.

Mark Fedenia

Mr. Fedenia is a Managing Director.  He has over 32 years of investment experience and joined Nakoma in 2002.  Prior to that, he was a Director at Southridge Capital Management LLC.  Also, since 1986 he has been a Director of the Applied Security Analysis Program at the University of Wisconsin-Madison.  He received a BS, MS and Ph.D from the University of Wisconsin-Madison.

Irwin F. Smith

Mr. Smith is a Managing Director.  He has over 42 years of investment experience and joined Nakoma in 1999.  Prior to that, he was Executive in Residence, University of Wisconsin-Madison Graduate School of Business from 1998 to 2000.  From 1975 to 1998 he was Chief Executive Officer and Chief Investment Officer at Columbus Circle Investors, and from 1972 to 1975 he was Deputy Treasurer/Chief Investment Officer of the State of Connecticut.  He is a Chartered Financial Analyst.  He received a BS and MBA from the University of Wisconsin-Madison.

Joel Kurth

Mr. Kurth is a Managing Director.  He has over 15 years of investment experience and joined Nakoma in 2008.  Prior to that, he was a Portfolio Manager at Ark Asset Management from 1998 to 2007 and a Securities Analyst at Columbus Circle Investors from 1995 to 1998.  He is a Chartered Financial Analyst.  He received a BBA and MS from the University of Wisconsin-Madison.

Nicholas Investment Partners, L.P.

(subadviser to Absolute Return Fund)

Nicholas Investment Partners, L.P. (“Nicholas”) is an independent, employee-owned investment management firm specializing in small to mid-cap growth equity and convertibles.  It was founded in 2006 by Catherine Nicholas and Art Nicholas, the original partners of Nicholas-Applegate Capital Management (“NACM”).  Combined, they have over 57 years of experience managing institutional investments across equity markets and other asset classes.  After the expiration of their non-competition agreements related to the sale of NACM, they built the necessary infrastructure to manage equity and convertible strategies for institutional clients, including adding senior investment and client service professionals.  Together, they each have over 20 years average institutional experience, through several market and industry cycles.

Nicholas is located at 6451 El Sicomoro, Rancho Santa Fe, CA 92067.  Assets under management were approximately $149 million as of February 28, 2009.  Catherine Nicholas and Art Nicholas, along with John Wylie, Arthur Gleeson and Laura DeMarco are the principal owners and partners of Nicholas.

Portfolio Managers

Catherine Nicholas and John Wylie will serve as portfolio managers.  Their backgrounds appear below:

Catherine Nicholas

Ms. Nicholas is the Managing Partner and Chief Investment Officer of Nicholas and a Founder of Nicholas in 2006.  From 2002 to 2004 she was a Member of the Executive Committee and U.S. Equity Committee of Allianz Dresdner Asset Management and Lead Portfolio Manager of the Global Select Equity Product of NACM.  Prior to that, she was Partner (through 2001) and Chief Global Investment Officer at NACM from 1997 to 2002 and Partner and Lead Portfolio Manager, U.S. Small and Mini Cap Growth, NACM from 1991 to 1997.  She received a BS and an MBA from the University of Southern California.

John Wiley

Mr. Wiley is a Partner and Portfolio Manager – Convertibles and Convertible Arbitrage at Nicholas since 2007.  Prior to that, he was Co-Founder, Co-Chief Investment Officer and Lead Portfolio Manager at CapitalWorks Investment Partners from 1997 to 2007.  Prior to that, he was Partner and Chief Investment Officer of Investor Services Group at NACM from 1996 to 1997 and Partner and Lead Portfolio Manager, Growth & Income Team at NACM from 1993 to 1996.  He received a BA from Amherst College.

Simran Capital Management LLC

(subadviser to Absolute Return Fund)

Simran Capital Management LLC (“Simran”) is an asset management firm dedicated to providing asset management for investment strategies in the high yield credit markets.  The Simran professionals have an extensive background in high yield investing, trading, restructuring and bankruptcy advisory, and investment banking.  Simran has developed its Pre-Event Driven Activist Strategy, which employs one of the relatively more risk-averse investment profiles in the asset class, while seeking to maintain a low correlation to equity and debt markets.  The strategy includes a multi-tiered credit research approach, which uses a proprietary statistical model to screen the entire high yield market to identify bonds as rich or inexpensive.  The managers selectively assemble a portfolio of credits trading below base recovery values, which are carefully generated by using investment banking financial models to identify worst-case scenario valuations in the event of liquidation, restructuring or bankruptcy for each issue in the high yield universe.  Management has combined 30+ years of expertise in intensive credit and valuation analysis as investment bankers, restructuring advisors and traders.

Simran is located at 161 N. Clark Street, 47th Floor, Chicago, IL 60601.  Assets under management were approximately $204 million as of December 31, 2008.  Simran is owned entirely by its employees, and Mesh Tandon and Jon Thomas are the Managing Partners.

Portfolio Managers

Mesh Tandon and Jon Thomas will serve as portfolio managers.  Their backgrounds appear below:

Mesh Tandon

Mr. Tandon is a Managing Partner and President of Simran, and a co-founder.  Mr. Tandon developed and executes the firm’s Pre Event Driven Activist Strategy described above.  Mr. Tandon has approximately 12 years of industry experience, having started his career as an investment banker at Salomon Brothers and JP Morgan Chase.  He also built and managed three different high yield and distressed hedge fund advisory platforms.  In 2001, he introduced an innovative approach to portfolio management by incorporating valuation and recovery analysis into traditional high yield research.  He later became a Managing Director and Partner for Advest, Inc. and RW Pressprich & Co.  Mr. Tandon is NASD Securities Principal Licensed.  Mr. Tandon graduated from the Edgar Bronfman School of Business at McGill University.

Jon M. Thomas

Mr. Thomas is a Managing Partner and Chief Investment Officer of Simran.  Mr. Thomas has approximately 11 years of Wall Street experience, having started his career as an investment banker at JP Morgan Chase.  After that, he was Senior Restructuring Advisor at Crossroads LLC where he advised bondholders, bank groups and companies in distressed situations.  He later became the Head of High Yield & Distressed Research and Senior Vice President at Advest, Inc. and RW Pressprich & Co.  Mr. Thomas is NASD Securities Principal Licensed.  Mr. Thomas graduated from the School of Business at Babson College.

Sunnymeath Asset Management, Inc.

(subadviser to Absolute Return Fund)

Sunnymeath Asset Management, Inc. (“Sunnymeath”) uses strategies that seek to capitalize on market opportunities in a variety of asset classes and sectors.  It was founded in 1996 by James P. O’Mealia, who has over 30 years of investment experience in equity and fixed income securities.  Sunnymeath has significant experience in the energy, utility, metals, materials, retail and industrial sectors, and extensive experience restructuring distressed high yield bond issuers.

Sunnymeath is located at 151 Bodman Place, Suite 100, Red Bank, NJ 07701.  Assets under management were approximately $70 million as of February 28, 2009.  Sunnymeath is wholly owned by Mr. O’Mealia.

Portfolio Managers

James P. O’Mealia will serve as portfolio manager.  His background appears below:

James P. O’Mealia

Mr. O’Mealia is the President, Chief Investment Officer and founder of Sunnymeath.  Prior to founding Sunnymeath in 1996, he most recently served as the Vice-Chief Investment Officer of Fox Asset Management (“Fox”).  At Fox, he managed institutional equity, balanced and fixed income accounts and was a member of the firm's Investment and Management Committees.  He previously acted as a consultant to IBJ Schroder Bank & Trust.  At McGlinn Capital Management, he was Chief Operating Officer and served as a manager of the firm’s equity and high yield investments and directed the firm’s research effort.  He was previously the Vice President in charge of New York Life Insurance Company’s public equity and high yield investments.  Mr. O’Mealia currently serves on the board of the National Association of Petroleum Investment Analysts, and is also a member of the Association for Investment Management and Research, the New York Society of Securities Analysts, the CFA Institute and the Financial Planning Association of New Jersey.  Mr. O’Mealia received a BA from St. Lawrence University.

SSI Investment Management, Inc.

(subadviser to Absolute Return Fund)

SSI Investment Management, Inc. (“SSI”) was founded in 1973 and uses systematic investment strategies, and it integrates a disciplined quantitative process with fundamental analysis.  SSI has over 36 years of experience, and the senior investment team has worked together for more than 15 years.

SSI’s original vision, when it was founded in 1973, was to develop a strategy that could provide consistent returns irrespective of market movements.  SSI, an innovator in the application of statistical analysis to the stock market, originally created a thirteen-factor quantitative ranking system that led to the launch of the first equity market-neutral strategy in 1974.

Early in SSI’s history, in addition to the long/short equity market-neutral strategy, it tested various other hedging techniques, including hedging bonds, looking for those sustainable strategies that would provide alpha.  In 1994, with the addition of George Douglas (discussed below), SSI added Hedged Convertibles to its product spectrum.

SSI is located at 9440 Santa Monica Boulevard, 8th Floor, Beverly Hills, CA 90210.  Assets under management were approximately $1.1 billion as of March 9, 2009.  SSI is wholly-owned by its employees, and its principals are Amy Jo Gottfurcht, Chairman and Chief Executive Officer, John D. Gottfurcht, President, and George Douglas, Chief Investment Officer.

Portfolio Managers

George Douglas and Alex Volz will serve as portfolio managers.  Their backgrounds appear below:

George Douglas

Mr. Douglas is SSI’s Chief Investment Officer and co-portfolio manager for convertible arbitrage strategies.  He is responsible for the daily management of investment portfolios, serves as the lead portfolio manager of the hedged convertible strategy and oversees SSI’s research process.  He has 31 years of experience in quantitative equity research and portfolio management.  Prior to joining SSI, Mr. Douglas was Director of Quantitative Equity Investments at CS First Boston Asset Management.  He received a BS, MS and MBA from the University of Wisconsin.

Alex Volz

Mr. Volz is a co-portfolio manager for convertible arbitrage strategies at SSI.  He is responsible for analyzing convertible arbitrage opportunities and trading and has 11 years of experience trading convertible securities.  Prior to joining SSI, Mr. Volz was a Junior Partner at Southern Trading Partners, in Atlanta, Georgia.  He received a BA from Vanderbilt University.